SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Oct. 31, 2025	Jan. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the condensed consolidated balance sheet through the date of this filing and determined there were no events to disclose or that require recognition in the accompanying condensed consolidated financial statements.

NOTE 10 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the condensed consolidated balance sheet through the date of this filing and determined there were no events to disclose or that require recognition in the accompanying condensed consolidated financial statements.

Offering

The Company filed a registration statement on Form S-1 with the Securities and Exchange Commission (“SEC”) on July 11, 2024, to offer and resell up to 4,706,332 shares of common stock by selling stockholders consisting of (i) up to 464,167 shares of common stock issuable upon the conversion of 185.66 shares of Series A Convertible Non-Voting Preferred Stock, $0.001 par value per share sold in a private placement offering with Newbridge Securities Corporation acting as the sole placement agent (the “Newbridge Private Placement Offering”) (ii) up to 580,208 shares of common stock issuable upon the exercise of warrants sold in the Newbridge Private Placement Offering, (iii) 40,667 shares of common stock issued to the placement agent of the Newbridge Private Placement Offering, (iv) 3,339,707 shares of common stock issued pursuant to the January 23, 2023 share exchange with the former shareholders of ICUMO, (v) 216,667 shares of common stock sold a private placement offering on December 15, 2022, (vi) 44,000 shares of common stock issuable upon conversion of the principal and accrued interest of two convertible promissory notes in the aggregate principal amount of $201,200 in total, at a price of $4.60 per share, issued to certain selling stockholders on April 5, 2024, and (vii) 20,917 shares of common stock issued in consideration of consulting fees to various consultants.

The registration statement has not yet been declared effective by the SEC.